Securities Act File No. 33-12213
                                        Investment Company Act File No. 811-5037

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               |_|

Pre-Effective Amendment No.                                           |_|

Post-Effective Amendment No. 24                                       |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 25                                                      |X|
(Check appropriate box or boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                              479 West 22nd Street
                               New York, NY 10011
               (Address of Principal Executive Offices) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (212) 633-9700

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                              479 West 22nd Street
                               New York, NY 10011

                     (Name and Address of Agent for Service)

                          Copy to: Julie Allecta, Esq.
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                            San Francisco, CA, 94104
       _________________________________________________________________
It is proposed that this filing will become effective:

__ Immediately upon filing pursuant to paragraph (b)

__ On             pursuant to paragraph (b)

   60 days after filing pursuant to paragraph (a)(1)

__ On              pursuant to paragraph (a)(1)

XX 75 days after filing pursuant to paragraph (a)(2)

__ On              pursuant to paragraph (a)(2) of Rule 485



If appropriate, check the following box:

__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
______________________________________________________________
Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of beneficial interest, no par value. The most recent notice required by Rule 24f-2 was filed on October 25, 1995.

                    CROSS REFERENCE SHEET
                 (as required by Rule 495)

N-1A Item No.                                   Location

Part A

Item 1.  Cover Page...........................        Cover Page
Item 2.  Synopsis.............................        Expense
                                                       Table


Item 3.  Financial Highlights.................        N/A


Item 4.  General Description of Registrant....      Objective and
                                                    Investment
                                                    Approach of
                                                     the Fund;


Item 5.  Management of the Fund...............      Management
                                                    of the Fund

Item 5A  Management's Discussion of Fund            See Annual
         Performance                                Reports to
                                                    Shareholders

Item 6.  Capital Stock and Other Securities. . .    Distributions
                                                    and Taxes;
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 7.  Purchase of Securities Being Offered . .   How to Invest
                                                    in the Fund;
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 8.  Redemption or Repurchase. . . . . . . .    How to Redeem
                                                    an Investment
                                                    in the Fund

 Item 9.  Pending Legal Proceedings . . . . . . .  N/A

Part B

Item 10. Cover Page .............................      Cover Page

Item 11. Table of Contents.......................      Table of
                                                       Contents

Item 12. General Information and History . . . .       The Trust;
                                                       General
                                                     Information

Item 13  Investment Objectives and Policies ....       Investment
                                                    Objective and
                                                       Policies;
                                                       Investment
                                                    Restrictions;

Item 14. Management of the Fund...................  Management

Item 15. Control Persons and Principal Holders
         of Securities............................  Management

Item 16. Investment Advisory and Other Services.... Management

Item 17. Brokerage Allocation...................... Execution of
                                                    Portfolio
                                                    Transactions


Item 18. Capital Stock and Other Securities........ General
                                                    Information

Item 19. Purchase, Redemption and Pricing of
         Shares Being Offered..............         Additional
                                                    Purchase &
                                                    Redemption
                                                    Information

Item 20. Tax Status.............................. Distributions
                                                    & Tax Infor-
                                                    mation

Item 21. Underwriters............................   The Fund's
                                                    Distributor

Item 22. Performance Information..................  Performance
                                                    Information

Item 23. Financial Statements....................   N/A


Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration
Statement

                  PRELIMINARY PROSPECTUS DATED


A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in an jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction.


         Harris Bretall Sullivan & Smith Growth Equity Fund
                  One Sansome Street. Suite 3300
                     San Francisco, CA 94104
                          800-685-4277

     The Harris Bretall Sullivan & Smith Growth Equity Fund (the "Fund") is a mutual fund with the investment objective of seeking growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities (common and preferred stocks). Harris Bretall Sullivan & Smith, Inc. (the "Advisor") serves as investment advisor to the Fund.

This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated March , 1996, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Fund at the address given above.


                                                 TABLE OF CONTENTS


Expense Table............................................ __
Objective and Investment Approach of the Fund............ __
Management of the Fund................................... __
Distribution Plan........................................ __
How To Invest in the Fund................................ __
How To Redeem an Investment in the Fund.................. __
Services Available to the Fund's Shareholders............ __
How the Fund's Per Share Value Is Determined............. __
Distributions and Taxes.................................. __
General Information...................................... __

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                          Prospectus dated March___, 1996

                                                   EXPENSE TABLE

Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown. The Fund has adopted a plan of distribution under which the fund will pay the Advisor as Distribution Coordinator a fee at the annual rate of up to 0.25% of the Fund's net assets. A long-term shareholder may pay more, directly and indirectly, in such fees than the maximum sales charge permitted under the rules of the National Association of Securities Dealers. Shares will be redeemed at net asset value per share.


Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases . . . .           None

Maximum Sales Load Imposed on Reinvested
 Dividends.............................                   None

Deferred Sales Load ...........................           None

Redemption Fees................................           None*


Annual Fund Operating Expenses
 (As a percentage of average net assets)

Advisory Fees                                             0.75%

Fee to Administrative Manager                             0.12%

12b-1 Expenses                                            0.25%

Other Expenses                                            0.17%*

Total Fund Operating Expenses                             1.29%*

*The Advisor has undertaken to reduce its fees or make payments to assure that the Fund's ratio of operating expenses to average net assets will not exceed 1.29% for the current fiscal year. It is estimated that the annual ratio of operating expenses to average net assets of the Fund during its initial fiscal year in the absence of this undertaking would be 1.60%.



Example
                                              1 year   3 years
This table illustrates the net transaction
and operating expenses that would be incurred
for an investment in the Fund over different    $13      $41
time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.


The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

The Fund is a diversified series of Professionally Managed Portfolios (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest. Shares of the Fund may be purchased at their net asset value per share. The minimum initial investment is $10,000 with subsequent investments of $1,000 or more. Shares will be redeemed at net asset value per share.

             OBJECTIVE AND INVESTMENT APPROACH OF THE FUND; RISK FACTORS

The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities, and under normal circumstances at least 65% of the Fund's total assets will be invested in equity securities with capital growth potential. Equity securities in which the Fund invests include common stocks and securities having the characteristics of common stocks, such as convertible preferred stocks, convertible debt securities and warrants. There is, of course, no assurance that the Fund's objective will be achieved. Because prices of securities held by the Fund fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes, and when shares are redeemed, they may be worth more or less than their original cost. The Fund is diversified, which under applicable federal law means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and that no more than 10% of its total assets may be invested in the voting securities of such issuer.

Investment Approach. In selecting equity securities for purchase by the Fund, the Advisor focuses on successful companies with consistently superior growth in revenues and earnings, strong product lines and proven management ability demonstrated over a variety of business cycles.


The Advisor's investment process is based on the establishment of an economic framework within which fundamental analyses and strict quantitative disciplines are consistently implemented. The Advisor views successful companies as those with consistently superior growth in revenues and earnings, strong product lines and proven management ability demonstrated in a variety of business cycles. The process begins with a review of various overall investment factors, such as the state of the economy, inflation, earnings and interest rate trends and momentum, valuation/volatility of stocks and bonds, Federal Reserve policy, the international and political environments and supply and demand. Evaluating these factors creates a common economic framework to use when reviewing individual companies.

The Advisor then develops a universe of high quality growth stocks by screening companies for fundamental characteristics such as revenue growth, financial strength, market leadership and quality management. The screening process encompasses four broad areas. Qualitative screens such as organizational depth, success of management, stability versus cyclical characteristics, and competitive positions are applied. Balance sheet and income statement aspects are also screened, involving an evaluation of factors such as book value, debt/equity ratios, current assets and their condition, capital structure, cash flow, earnings per share growth, dividend record, return on equity. Characteristics of the stocks are also screened by examining stock volatility, trading characteristics, market capitalization and institutional ownership. This screening process yields a stock universe of approximately 300 successful companies with attractive fundamental characteristics and a minimum market capitalization of $1 billion.

Companies within the universe are then ranked for selection from three analytical vantage points. First, companies are ranked based on their intrinsic present value using the Advisor's proprietary earnings and growth rate outlook. Second, recent quarterly earnings experience is evaluated. Finally, companies are ranked based on relative price performance of their stocks against all the stocks in the universe and the general market. Once an overall ranking based on these factors is determined, stocks are selected for purchase from the upper range of the universe.

In general, securities held by the Fund become sell candidates if they become fundamentally overvalued versus other companies in the

Advisor's universe due to rapid appreciation or suffer changes in their long-term fundamentals (growth rates or earnings expectations).


Short-Term Investments. At times, the Fund may invest in short-term cash-equivalent securities either for temporary, defensive purposes, or when it views the market as significantly overvalued. These consist of high quality debt obligations maturing in one year or less from the date of purchase, such as securities issued by the U.S. Government, its agencies and instrumentalities, certificates of deposit, bankers' acceptances and commercial paper. High quality means that the obligations have been rated at least A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investor's Service, Inc. ("Moody's"), have an outstanding issue of debt securities rated at least AA by S & P or Aa by Moody's, or are of comparable quality in the opinion of the Advisor. The Advisor expects that under normal market conditions, the Fund will stay fully invested, and cash levels typically would not exceed 5% of total assets.


Repurchase Agreements. The Fund may enter into repurchase agreements in order to earn additional income on available cash, or as a defensive investment in periods when the Fund is primarily in short-term securities. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and the most creditworthy registered securities dealers pursuant to procedures adopted and regularly reviewed by the Trust's Board of Trustees. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions.

When-Issued Securities. The Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund's net asset value. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price. The Fund limits its investments in when-issued securities to less than 5% of its total assets. When the Fund purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its Custodian in an amount equal to the purchase price as long as the obligation to purchase continues.


Portfolio Turnover. The annual rate of portfolio turnover is anticipated to be approximately 25%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

Risk Factors. Securities in which the Fund invests, and its share price and returns, are subject to fluctuation. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In addition, there may be a substantial time period before stocks held by the Fund realize the appreciation potential the Advisor believes them to have. An investment in the Fund therefore is more suitable for longer term investors who can bear the risk of short-term fluctuation in principal and net asset value that are inherent in investing in equity securities for a growth objective.

The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.


Advisor Investment Returns

Set forth in the table below are certain performance data provided by the Advisor relating to its individually managed equity accounts. These accounts had substantially the same investment objective as the Fund and were managed using substantially similar investment strategies and techniques as those contemplated for use by the Fund. See "Objective and Investment Approach of the Fund" above. The Portfolio Management for these accounts will also manage the Fund. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return an investor might achieve by investing in the Fund. Results may differ because of, among other things, differences in brokerage commissions paid, account expenses, including investment advisory fees (which expenses and fees maybe higher for the Fund than for the accounts), the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, timing of cash additions and withdrawals, the private character of the composite accounts compared with the public character of the

Fund, and the tax-exempt status of some of the account holders compared with shareholders in the Fund. Investors should be aware that the use of different methods of determining performance could result in different performance results. Investors should not rely on the following performance data as an indication of future performance of the Advisor or the Fund.




                           Average Annual Total Returns (%)
                          (for periods ended Sept. 30, 1995)

                   Advisor Growth          Standard & Poor's
                   Equity Accounts         500 Index


1995: through 9/30    33.29%               29.71%

One year              35.87%               29.68%

Three years           17.36%               14.95%

Five years            19.54%               17.22%

Seven years           15.40%               15.04%


1. Results account for both income and capital appreciation or depreciation (Total Return). Returns are time-weighted and calculated in compliance with the Association of Investment Management and Research ("AIMR") performance presentation standards, reduced for investment advisory fees.

2. Investors should note that the Fund will compute and disclose its average annual compounded rate of return using the standard formula set forth in SEC rules, which differs in certain respects from returns calculated under the AIMR standards noted above. Unlike the AIMR performance presentation standards that link quarterly rates of return, the SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one, five and ten year periods or shorter periods from inception. The calculation provides a rate of return that equates a hypothetical initial investment of $1000 to an ending redeemable value. While the returns shown for the Advisor are net of advisory fees, the SEC calculation formula requires that returns to be shown for the Portfolios will be net of advisory fees as well as any maximum applicable sales charges and all other Portfolio operating expenses
 . See "Performance Information" at page __.

3. The Growth Equity Account Composite shown includes all accounts managed by the Advisor that meet the criteria for inclusion in the composite for each period presented.

4. The Standard & Poor's 500 Index is an unmanaged index composed of 500 industrial, utility, transportation and financial companies traded in the U.S. markets. The index represents about 75% of New York Stock Exchange ("NYSE") market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.


                                              MANAGEMENT OF THE FUND

     The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Advisor is located at One Sansome Street, Suite 3300 San Francisco, CA 94104. The Advisor was founded in 1971 and is controlled by Mr. Graeme Bretall, Mr. John J. Sullivan and Mr. Henry B.D. Smith. The Advisor provides investment advisory and sub-advisory services to individual and institutional investors and investment companies with assets of approximately $2.8 billion . Mr. John J. Sullivan, Executive Vice President, Treasurer and Director of the Advisor, and Mr. Gordon J. Ceresino, Executive Vice President and Director of the Advisor, are responsible for management of the Fund's portfolio.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 0.75% annually. Southampton Investment Management Company (the "Administrative Manager") acts as the Fund's Administrative Manager under a Management Agreement. Under that agreement, the Administrative Manager prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrative Manager receives an annual fee equal to 0.12% of the Fund's average daily net assets up to $25 million, 0.07% of the next $25 million of net assets, 0.05% of the next $50 million of net assets and 0.03% on assets over $100 million, with a minimum fee of $30,000.

The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's operating expenses to assure that the Fund's ratio of operating expenses to average net assets will not exceed the limit imposed by the most restrictive applicable state regulation, currently 2.50%. The Advisor also may reimburse additional amounts to the Fund at any time in order to reduce the Fund's expenses, or to the extent required by applicable securities laws. The Advisor is currently undertaking to limit the Fund's ratio of operating expenses to average net assets to 1.29% for the Fund's initial fiscal year. To the extent the Advisor performs a service for which the Fund is obligated to pay, the Fund shall reimburse the Advisor for its costs incurred in rendering such service.

The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

                                                 DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1. The Plan provides that the Fund may pay for distribution and related expenses of up to an annual rate of 0.25% of the Fund's average net assets to the Advisor as distribution coordinator. Expenses permitted to be paid by the Fund under its Plan include: preparation, printing and mailing of prospectuses; shareholder reports such as semiannual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares; payments to financial intermediaries for shareholder support; administrative and accounting services with respect to the shareholders of the Fund; and such other expenses as may be approved from time to time by the Board of Trustees.

The Rule 12b-1 Distribution Plan allows excess distribution expenses to be carried forward by the Advisor, as Distribution Coordinator, and resubmitted in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board of Trustees makes a further determination, at the time any distribution expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.


                                             HOW TO INVEST IN THE FUND

The minimum initial investment in the Fund is $10,000. Subsequent investments must be at least $1,000. First Fund Distributors, Inc. (the "Distributor"), acts as Distributor of the Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans. In addition to cash purchases, shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities, provided that any such tendered security is readily marketable, its acquisition is consistent with the Fund's objective and it is otherwise acceptable to the Advisor.

Shares of the Fund are offered continuously for purchase at their net asset value per share next determined after a purchase order is received. The public offering price is effective for orders received by the Fund prior to the time of the next determination of the Fund's net asset value. Orders received after the time of the next determination of the applicable Fund's net asset value will be entered at the next calculated public offering price.

Investors may purchase shares of the Fund by check or wire:

By Check: For initial investments, an investor should complete the Fund's Account Application (included with this Prospectus). The completed application, together with a check payable to "Harris Bretall Sullivan & Smith Growth Equity Fund," should be mailed to the Fund's Transfer Agent: Harris Bretall Sullivan & Smith Growth Equity Fund, American Data Services, P.O. Box ____, Huntington, NY
 .

A stub is attached to the account statement sent to shareholders after each transaction. For subsequent investments the stub should be detached from the statement and, together with a check payable to "Harris Bretall Sullivan & Smith Growth Equity Fund," mailed to the Transfer Agent in the envelope provided at the address indicated above. The investor's account number should be written on the check.

By Wire: For initial investments, before wiring funds, an investor should call the Transfer Agent at (800) ___-____ between the hours of 9:00 a.m. and 4:00 p.m. Eastern time, on a day when the NYSE is open for trading in order to receive an account number. The Transfer Agent will request the investor's name, address, taxpayer identification number, amount being wired and wiring bank. The investor should then instruct the wiring bank to transfer funds by wire to :
Star Bank, Cincinnati, OH, ABA #---------, DDA #--------- , for credit to Harris Bretall Sullivan & Smith Growth Equity Fund, for further credit to [investor's name and account number]. The investor should also ensure that the wiring bank includes the name of the Fund and the account number with the wire. If the funds are received by the Transfer Agent prior to the time that the Fund's net asset value is calculated, the funds will be invested on that day; otherwise they will be invested on the next business day. Finally, the investor should write the account number provided by the Transfer Agent on the Application Form and mail the Form promptly to the Transfer Agent.


For subsequent investments, the investor's bank should wire funds as indicated above. It is not necessary to contact the Transfer Agent prior to making subsequent investments by wire, but it is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Transfer Agent about remitting funds in this manner and from their own banks about any fees that may be imposed.

General. Investors will not be permitted to redeem any shares purchased with an initial investment made by wire until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part. If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the NYSE (currently 4:00 p.m., New York City time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the NYSE on the next business day. Federal tax law requires that investors provide a certified taxpayer identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

The Fund is not required to issue share certificates. All shares are normally held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.

                                      HOW TO REDEEM AN INVESTMENT IN THE FUND

A shareholder has the right to have the Fund redeem all or any portion of his outstanding shares at their current net asset value on each day the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption. Direct Redemption. A written request for redemption must be received by the Fund's Transfer Agent in order to constitute a valid tender for redemption. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the NYSE is open by calling the Fund's Transfer Agent at (800) _____________ between the hours of 9:00 a.m. and 4:00 p.m. Eastern time. Redemption proceeds will be mailed to the address of record or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). By establishing telephone redemption privileges, a shareholder authorizes the Fund and its Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and send the proceeds to the address of record on the account or transfer the proceeds to the bank account designated in the Authorization. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these identification procedures are not followed, the Fund or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

Shareholders may request telephone redemption after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.
General. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the SEC. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gift to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $5,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of his account is less than $5,000 and will be allowed 30 days to make an additional investment to bring the value of his account to at least $5,000 before the Fund takes any action.

                                   SERVICES AVAILABLE TO THE FUND'S SHAREHOLDERS

Retirement Plans. The Fund offers a prototype Individual Retirement Account ("IRA") plan and information is available from the Distributor or from your securities dealer with respect to Keogh, Section 403(b) and other retirement plans offered. Investors should consult a tax adviser before establishing any retirement plan. Automatic Investment Plan. For the convenience of shareholders, the Fund offers a preauthorized check service under which a check is automatically drawn on the shareholder's personal checking account each month for a predetermined amount (but not less than $100), as if the shareholder had written it himself. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current offering price. Applications for this service are available from the Distributor. There is no charge by the Fund for this service. The Distributor may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing, sufficiently in advance of the next scheduled withdrawal.

Automatic Withdrawals. As another convenience, the Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

A withdrawal under the Systematic Withdrawal Program is treated as a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amounts withdrawn exceed the dividends credited to the shareholder's account, the account ultimately may be depleted.

                                   HOW THE FUND'S PER SHARE VALUE IS DETERMINED

The net asset value of a Fund share is determined once daily as of the close of public trading on the NYSE (currently 4:00 p.m. Eastern time) on each day the NYSE is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost as reflecting fair value.

                                              DISTRIBUTIONS AND TAXES

Dividends and Distributions. Any dividends from net investment income (which includes realized short term capital gains) are declared and paid at least annually, typically at the end of the Fund's fiscal year (March 31). Any undistributed long term net capital gains realized during the 12-month period ended each October 31, as well as any additional undistributed capital gains realized during the Fund's fiscal year, will also be distributed to shareholders on or about December 31 of each year.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that distributions be made in cash. Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder. Taxes. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the fund continues to so qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income tax or excise taxes based on net income. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local tax consequences of investing in from the Fund.

                    GENERAL INFORMATION

The Trust. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. Shareholder Rights. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Management and Advisory Agreements); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Performance Information. From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period. Custodian and Transfer Agent; Shareholder Inquiries. Star Bank, N.A., 425 Walnut St., Cincinnati, OH 45202, serves as custodian of the Fund's assets. American Data Services, Inc., 24 West Carver St., Huntington, NY 11743 is the Fund's Transfer and Dividend Disbursing Agent. Shareholder inquiries should be directed to the Transfer Agent at (800)
____________.

Advisor
Harris Bretall Sullivan & Smith, Inc.
One Sansome Street, Suite 3300
San Francisco, CA 94104
(800) 685-4277

Distributor
First Fund Distributors, Inc.
4455 E. Camelback Rd., Ste. 261E
Phoenix, AZ 85018

Custodian
Star Bank, N.A.
425 Walnut St.
Cincinnati, Ohio  45202

Transfer and Dividend Disbursing Agent
American Data Services, Inc.
24 West Carver St.
Huntington, NY 11743
(800)_____________.

Auditors
Ernst & Young
515 South Flower St.
Los Angeles, CA 90071

Legal Counsel
Heller, Ehrman, White & McAuliffe
333 Bush Street
San Francisco, CA 94104

                  STATEMENT OF ADDITIONAL INFORMATION


        HARRIS  BRETALL  SULLIVAN  &  SMITH  GROWTH  EQUITY  FUND  a  series  of
          Professionally Managed Portfolios
                One Sansome Street, Suite 3300
                   San Francisco, CA 94104
                        (800) 685-4277


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Harris Bretall Sullivan & Smith Growth Equity Fund (the "Fund"). A copy of the prospectus of the Fund dated March__, 1996 is available by calling the number listed above or (212) 633-9700.

         TABLE OF CONTENTS

                                                           Page

The Trust . . . . . . . . . . . . . . . . . . . . . . . .   B-2
Investment Objective and Policies . . . . . . . . . . . .   B-2
Investment Restrictions . . . . . . . . . . . . . . . . .   B-6
Distributions and Tax Information . . . . . . . . . . . .   B-8
Management . . . . .  . . . . . . . . . . . . . . . . . .   B-11
Execution of Portfolio Transactions . . . . . . . . . . .   B-14
Additional Purchase and Redemption Information  . . . . .   B-17
Determination of Share Price  . . . . . . . . . . . . . .   B-18
Performance Information . . . . . . . . . . . . . . . . .   B-18
General Information     . . . . . . . . . . . . . . . . .   B-19

                                                     THE TRUST

Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This Statement of Additional Information relates only to the Harris Bretall Sullivan & Smith Growth Equity Fund series (the "Fund").

                                         INVESTMENT OBJECTIVE AND POLICIES

The Fund is a mutual fund with the investment objective of seeking growth of capital. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

Repurchase Agreements

The Fund may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund's total assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company, however, Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security.

Delays may involve loss of interest or a decline in value of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the investment manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities, or that the seller will fail to meet its contractual obligation to do so.

When-Issued Securities

The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund will establish a segregated account with its Custodian in which it will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Short-Term Investments; U.S. Government and Mortgage Related
Securities

As indicated in the prospectus, the Advisor expects that under normal market conditions, the Fund will stay fully invested and cash levels typically will not exceed 5% of total assets. However, at times the Fund may invest in short-term cash equivalent securities either for temporary, defensive purposes or when the Advisor views the market as significantly overvalued.

These securities may include U.S. Government securities. U.S. Government securities include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal National Mortgage Association ("FNMA"), Federal Home Loan Banks, Federal Financing Bank and Student Loan Marketing Association.

All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the FNMA, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Short-term securities may also include mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.

As noted above, payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U. S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA") or by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation
("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations ("CMO's") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMO's may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMO's are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. Other mortgage-related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest.

In certain mortgage-related securities, all interest payments go to one class of holders--"interest only" or "IO"--and all of the principal goes to a second class of holders--"principal only" or "PO". The yield to maturity on an IO class is extremely sensitive to the rate of principal prepayments on the related underlying mortgage assets, and a rapid rate of principal payments will have a material adverse effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even when the securities are rated AA or the equivalent. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on a PO class would be materially adversely affected. As interest rates rise and fall, the value of IO's tends to move in the same direction as interest rates. The value of the other mortgage-related securities described herein, like other debt instruments, will tend to move in the opposite direction from interest rates. In general, the Fund treats IO's and PO's as subject to the restriction on investments in illiquid instruments except that IO's and PO's issued by the U.S. Government, its agencies and instrumentalities and backed by fixed-rate mortgages may be excluded from this limit if, in the judgment of the Advisor and subject to the oversight of the Trustees such IO's and PO's are readily marketable.

                                              INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies and (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2. (a) Borrow money, except as stated in the Prospectus and this Statement of Additional Information. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowing.

         (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing.

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4. Purchase or sell commodities or commodity contracts (the Board of Trustees may in the future authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowing, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

7. Invest in any issuer for purposes of exercising control or management.

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

8. Purchase or hold securities of any issuer, if, at the time of purchase or thereafter, any of the Trustees or officers of the Trust or the Advisor owns beneficially more than 1/2 of 1%, and all such Trustees or officers holding more than 1/2 of 1% together own beneficially more than 5% of the issuer's securities.

9. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.

10. Invest, in the aggregate, more than 15% of its total assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

11. Buy or sell interests in oil, gas or mineral exploration or development programs or related leases or real estate. (Does not preclude investments in marketable securities of issuers engaged in such activities.)

Under applicable provisions of Texas law, any investment by the Fund in warrants may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Also, as provided for under Texas law, the Fund may not purchase real estate limited partnership interests.


If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

                                         DISTRIBUTIONS AND TAX INFORMATION

Distributions

Any dividends from net investment income (including realized short term capital gains) are declared and paid at least annually, typically at the end of the Fund's fiscal year (March 31). Any undistributed long term net capital gains realized during the 12- month period ended each October 31, as well as any additional undistributed long term capital gains realized during the Fund's fiscal year, will also be distributed to shareholders on or about December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund must comply with all applicable requirements regarding the source of its income, diversification of its assets and timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. The Fund will generally be subject to federal income tax on its undistributed net investment income and capital gains. In addition, to avoid federal excise taxes based on its net income, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (I) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (iii) any amounts from the prior calendar year that were not distributed.

Net investment income consists of interest and dividend income and foreign currency gain, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry forward of the Fund.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholders have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

One of the requirements for qualification as a regulated investment company is that less than 30% of the Fund's gross income must be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Fund may be restricted in effecting closing transactions within three months after entering into an option contract.

A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains and gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders (including most corporations). Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the Code. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

The Fund will not be subject to tax in The Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable tax consequences of an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

The foregoing discussion of the Code relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.


This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.

                                                    MANAGEMENT

Trustees

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.


Steven J. Paggioli,* 45  President and Trustee

479 West 22nd Street, New York, New York 10011. Executive Vice President, Robert H. Wadsworth & Associates, Inc. (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC"; mutual fund administration), President of Southampton Investment Management Company ("Southampton"; mutual fund administrator and the Fund's Administrative Manager), and Vice President of First Fund Distributors, Inc. ("FFD"; registered broker-dealer and the Fund's Distributor) since 1990.

Dorothy A. Berry, 52 Trustee

Wildflower Hill, Ancram New York 12502. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook, 56 Trustee

30 Rockefeller Plaza, New York, New York 10112. Senior Vice
President, Rockefeller Trust Co. Financial Counselor, Rockefeller
& Co.

Carl A. Froebel, 57 Trustee

333 Technology Drive, Malvern, PA 19355.  Managing Director,
Premier Solutions, Ltd. Formerly President, National Investor Data Services, Inc. (investment related computer software).


Rowley W.P. Redington, 51 Trustee

260 Washington Street, Newark, New Jersey 07102. Vice President,
PRS of New Jersey, Inc. (management consulting); Chief Financial

Officer, Jersey Electronics, Inc. (formerly ESI, Inc.) (consumer electronics service and marketing); formerly President, Aveco Inc. (consumer electronic service and marketing) and formerly Chief
Executive Officer, Rowley Associates (consultants).

Eric M. Banhazl*, 38 Treasurer

2025 E. Financial Way, Suite 101, Glendora, California 91741. Senior Vice President, Robert H. Wadsworth & Associates, Inc., Senior Vice President of ICAC and Vice President of FFD since 1990. Formerly Vice President, Huntington Advisors, Inc. (investment advisors) 1988-90.


Robin Berger*, 39 Secretary

479 West 22nd St., New York, New York 10011. Vice President, Robert
H. Wadsworth & Associates, Inc. since June, 1993; formerly
Regulatory and Compliance Coordinator, Equitable Capital
Management, Inc. (1991-93), and Legal Product Manager, Mitchell
Hutchins Asset Management (1988-91).

Robert H. Wadsworth*, 56 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018.
President of Robert H. Wadsworth & Associates, Inc. since 1982,
President of ICAC and FFD and Vice President of Southampton since
1990.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.

The Trustees of the Trust who are not interested persons receive a total annual retainer of $10,000 paid quarterly, and fees and expenses for each Board meeting attended. These amounts are allocated among all series of the Trust. The Fund has not yet paid any such trustees' fees or expenses. The officers of the Trust receive no compensation directly from it for performing the duties of their offices. However, those officers and Trustees of the Trust who are officers and/or stockholders of those companies that render administrative services to the Trust as noted below may receive remuneration indirectly because of fees that these companies receive from the Trust. As of the date of this Statement of Additional Information, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of any Fund. Trustees receive no retirement benefits or deferred compensation from the Trust.

The Fund receives investment advisory services pursuant to agreements with the Advisor and the Trust. Each such agreement, after its initial term, continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon 60 days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

Investment Advisor

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Advisor is located at One Sansome Street, Suite 3300, San Francisco, CA 94104. While the Advisor has not previously advised a registered investment company, it provides investment advisory services to individual and institutional investors with assets of approximately $2.8 billion. Mr. John J. Sullivan, Executive Vice President, Treasurer and Director of the Advisor and Mr. Gordon J. Ceresino, Executive Vice President and Director of the Advisor are responsible for management of the Fund's portfolio.

Under the Investment Advisory Agreement with the Fund, the Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 0.75% annually.

The Investment Advisory Agreement continues in effect from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by either the Fund or the Advisor upon 60 days' written notice and is automatically terminated in the event of its assignment as defined in the 1940 Act.

Administrator

The Fund has entered into an Administrative Management Agreement with Southampton, a corporation owned in part and controlled by Messrs. Banhazl, Paggioli and Wadsworth. The Agreement provides that Southampton will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do, business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Manager. For its services, Southampton receives an annual fee equal to 0.12% of the Fund's average daily net assets up to $25 million, 0.07% of the next $25 million of net assets, 0.05% of the next $50 million of net assets and 0.03% on assets over $100 million, with a minimum fee of $30,000.

Distributor

First Fund Distributors (the "Distributor"), a corporation owned by Messrs. Banhazl, Paggioli and Wadsworth, acts as the Fund's distributor and principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect from year to year if approved at least annually by (I) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

                                        EXECUTION OF PORTFOLIO TRANSACTIONS

In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Advisory, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions, subject to the instructions of and review by the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers

(including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. The placement of portfolio transactions with broker-dealers who sell shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. Provided the Trust's officers are satisfied that the Fund is receiving the most favorable price and execution available, the Fund may also consider the sale of its shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, weight may also be given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services were not imputed just to the Fund and may be useful to the Advisor in advising other clients. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Fund and the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the Fund or assist the Advisor in carrying out its responsibilities to the Fund. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

Because the Fund's Distributor is a member of the National Association of Securities Dealers, it is sometimes entitled to obtain certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through the Distributor if it is legally permissible to do so.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers. The Fund does not use the Distributor to execute its portfolio transactions.

                                  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Trust reserves the right in its sole discretion (I) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c)for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of this Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, an investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                                           DETERMINATION OF SHARE PRICE

As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of 4:00 p.m., New York City time, on each day the New York Stock Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.


In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets (which includes accrued but undistributed income); the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                                              PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                                  P(1+T)n  =  ERV

Where:  P         =        a hypothetical initial purchase order of $1,000
                           from which the maximum sales load is deducted

            T     =        average annual total return

            n     =        number of years

         ERV      =        ending redeemable value of the hypothetical $1,000
purchase at the end of the period.

Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and gives effect to the maximum applicable sales charge.

The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

                                                GENERAL INFORMATION

Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

Star Bank N.A., 425 Walnut Street, Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. American Data Services, Inc., 24 West Carver St., Huntington, NY 11743 is the Fund's Transfer and Dividend Disbursing Agent.

Ernst & Young, 515 S. Flower St., Los Angeles, CA 90071 are the independent auditors for the Fund.

Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104, are legal counsel to the Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund by the SEC. The Prospectus of the Fund and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                                         PROFESSIONALLY MANAGED PORTFOLIOS

                                                     FORM N-1A
                                                      PART C

Item 24.  Financial Statements and Exhibits.

         (a) Financial Statements: Financial Statements for the fiscal year ended March 31, 1995: Incorporated by reference from the annual reports to shareholders for the fiscal year ended March 31, 1995 and the semi-annual period ended September 30, 1995: incorporated by reference from the semi-annual reports to shareholders for the fiscal period ended September 30, 1995

           Financial Statements for the fiscal year ended August
          31, 1995: Incorporated by Reference from the annual
           reports to shareholders for the fiscal year ended August 31, 1995 (Academy Value and Trent Equity Fund Series).


         (b)  Exhibits:

                  (1)      Agreement and Declaration of Trust-1

                  (2)  By-Laws--1

                  (3)  Voting Trust Agreement -- Not applicable

                        (4) Specimen Share Certificate-2

                  (5)  Form of Investment Advisory Agreement-

                       (6) Form of Distribution Agreement-

                       (7) Benefit Plan -- Not applicable

                        (8) Form of Custodian Agreement-4

                  (9)  Form of Administration Agreement-

                  (10) Consent and Opinion of Counsel as to legality of shares-2

                  (11)  Consent of Accountants

                  (12) All Financial Statements omitted from Item 23 -- Not applicable

                  (13) Letter of Understanding relating to initial capital-2

                  (14)  Model Retirement Plan Documents - Not applicable

                  (15)  Form of Plan pursuant to Rule 12b-1-

                  (16)  Schedule for Computation of Performance
                Quotations-3



1 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December , 1995.

2 Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 13, 1987.

3 Incorporated by reference to Post-effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on May 2, 1991.

4 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on June 17, 1992.

Item 25. Persons Controlled by or under Common Control with
Registrant.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.




Item 26. Number of Holders of Securities.

                                               Number of Record
                                                Holders as of
                  Title of Class                    January 2, 1996

Shares of Beneficial Interest, no par value:

          Academy Value Fund                         124
          Avondale Total Return Fund                 130
          Crescent Fund                              107
          Hodges Fund                                609
          Osterweis Fund                             122
          Perkins Opportunity Fund                 4,611
          ProConscience Womens Equity Fund           456
          Trent Equity Fund                          218
          Matrix Growth Fund                         510
          Matrix Emerging Growth Fund                 43
          Kayne, Anderson Rising Dividend Fund        93
          Insightful Investor Growth Fund            120
          Leonetti Balanced Fund                     187
          U.S.Global Leaders Growth Fund              15

Item 27.   Indemnification

         The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration
Statement.

         In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

         With respect to Investment Advisors, the response to this item is incorporated by reference to their Form ADVs as amended:

      Herbert R. Smith & Co, Inc.        File No. 801-7098
      Hodges Capital Management, Inc.    File No. 801-35811
      Perkins Capital Management, Inc.   File No. 801-22888
      Crescent Research & Management     File No. 801-36828
      Osterweis Capital Management       File No. 801-18395
      Pro-Conscience Funds, Inc.         File No. 801-43868
      Trent Capital Management, Inc.     File No. 801-34570
      Academy Capital Management         File No. 801-27836
      Kayne, Anderson Investment Mgmnt.  File No. 801-24241
      Sena, Weller, Rohs, Williams       File No. 801-5326
      Insightful Management Company      File No. 801-46565
      Leonetti & Associates, Inc.        File No. 801-36381
      Lighthouse Capital Management      File No. 801-32168
      Yeager, Wood & Marshall, Inc.      File No. 801-4995
      Harris Bretall Sullivan & Smith    File No. 801-7369

    With respect to United States Trust Company of Boston,  the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management")of Post-Effective Amendment No. 20 to the Registration Statement.

Item 29.  Principal Underwriters.

         (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund, the Matrix Emerging Growth Fund and the Insightful Investor Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:

                RNC Liquid Assets Fund, Inc.
            Hotchkis and Wiley Funds
                PIC Investment Trust
            Rainier Investment Management Mutual Funds
            Guinness Flight Investment Funds
            Jurika & Voyles Fund Group

     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund. Newcomb & Company, 6 New England Executive Park, Ste. 400, Burlington, MA 01803 acts as Distributor for the Insightful Investor Growth Fund.

         (b)  The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth                         President & Treasurer
         Eric Banhazl                                Vice President
         Steven J. Paggioli                          Secretary


         Each officer's business address is 4455 E. Camelback Rd., Ste.
261-E, Phoenix, AZ 85018.   Mr. Paggioli serves as President and a
Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Banhazl serves as Treasurer of the Registrant.

         c. Incorporated by reference from the Statement of Additional Information filed herewith as Part B.

Item 30.  Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6),
(7), (9), (10) and (11) of Rule 31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011.

Item 31. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.


Item 32.  Undertakings

    The registrant undertakes to file a post-effective amendment using financial statements which need not be certified, within four to six months from the effective date of this amendment, as such requirement is interpreted by the staff in its generic comment letter dated February 25, 1994.

    The registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of each Fund's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on January 16, 1996.
          .

                              PROFESSIONALLY MANAGED PORTFOLIOS


                                  By: Steven J. Paggioli
                                      Steven J. Paggioli
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Steven J. Paggioli              Trustee      January 16, 1996
  Steven J. Paggioli


Eric M. Banhazl                Principal    January 16, 1996
Eric M. Banhazl                Financial
                                Officer

Dorothy A. Berry                Trustee     January 16, 1996
*Dorothy A. Berry


Wallace L. Cook                 Trustee     January 16, 1996
*Wallace L. Cook


Carl A. Froebel                  Trustee     January 16, 1996
*Carl A. Froebel



Rowley W. P. Redington          Trustee     January 16, 1996
*Rowley W. P. Redington

* By: Steven J. Paggioli
     Steven J. Paggioli, Attorney-in-Fact
     under powers of attorney as filed with
     Post-Effective Amendment No. 20 to the
     Registration Statement.